Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Millions		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Disclosure of cash and cash equivalents [line items]
Cash and banks	[1]	$ 304		$ 230		$ 369
Short-term investments		375	[2]	797	[2]	68
Financial assets at fair value through profit or loss	[3]	439		96		336
Total		$ 1,118		$ 1,123		$ 773	$ 611

[1]	Includes balances granted as collateral. See Note 34.e).
[2]	Includes 727 of BCRA bills as of December 31, 2023. Additionally, it includes 45 and 10 of term deposits and other investments with the BNA as of December 31, 2023 and 2021, respectively.
[3]	See Note 6.